United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
December 31,2001

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one): [ ] is a restatement.
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Investment Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Frederick S. Marius
Title:     President and General Counsel
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius    Lincoln, MA  February 11, 2002
[Signature]              [City, State]    [Date]

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Column 1  Column 2   Column 3     Column 4    Column 5         Column 6     Column 7   Column 8
Name of   Title of
Issuer    Class      Cusip        Value       SHRS OR SH PUT   Investment   Other      Voting
				  (x1000)     PRN AMT PRN CALL Discretion   Managers   Auhtority 									       	       S/Sh/None
COMPANIA
DE TELECOM
DE CHILE   ADR      204449300      55 		4,110    SH	OTHER     		SHARED
RANBAXY
LABORATORIES
LTD     SHS GLOBAL  Y7187Y116      73  		4,700    SH  	OTHER           	SHARED
BANCO
SANTANDER  ADR
CHILE      SERIES A 05965F108     178  		9,600    SH     OTHER			SHARED
STATE BK
INDIA  	   GDR      856552203      74     	9,000    SH     OTHER 			SHARED
MORGAN
STANLEY CAP
DEL LLC    OPALS    616917647     581    	6,800    SH     OTHER     	        SHARED
VIDESH
SANCHAR
NIGAM LTD  ADR      92659G600     122          12,750    SH     OTHER     	        SHARED
SILICONWARE
PRECISION
INDS LTD   ADR	    827084864     147          34,350 	 SH	OTHER			SHARED
CHECK POINT
SOFTWARE   SHS      M22465104     231     	1,800    SH     OTHER     	        SHARED
ASUSTEK
COMPUTER
INC	   GDR	    04648R209     138	       31,250    SH	OTHER			SHARED
MACRONIX
INTL CO
LTD	   ADR	    556103109      59		7,730    SH	OTHER			SHARED
WIPRO LTD  ADR      97651M109      62     	1,700    SH     OTHER     	        SHARED
TAIWAN
SEMICNDCTR
MFG CO LTD ADR      874039100     120     	7,000    SH     OTHER     	        SHARED
UNITED
MICRO-
ELECTRONICS
CORP       ADR      910873207     110          11,500    SH     OTHER     	        SHARED
INFOSYS
TECHNOLOGIES
LTD        ADR      456788108      62  	 	1,000    SH     OTHER     	        SHARED
EMPRESA
NACIONAL DE
ELEC       ADR      29244T101     109          10,539    SH     OTHER     	        SHARED
ENERSIS SA ADR      29274F104      55  	 	4,138    SH     OTHER 			SHARED
HUANENG	   AD
POWER    SERIES N   443304100     159    	6,600    SH     OTHER     	        SHARED
MAHANAGAR
TELEP NI   GDR      559778204     177          30,000    SH     OTHER     	        SHARED
TOTAL ACCESS
COMMUN	   COM	    689931905     707	      498,200    SH	OTHER			SHARED
GSI LUMONICS
INC        COM      36229U102     452  	       53,400    SH     OTHER     	        SHARED
SAMSUNG
ELECTRS
LTD	   GDR      796050888     510 	 	4,400    SH     OTHER 			SHARED

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            21

Form 13F Information Table Value Total:           $4,181
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE